Lease Liabilities (Details) - USD ($)	May 27, 2022	May 22, 2022	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease Liabilities (Details) [Line Items]
Future minimum lease payments					$ 12,750
Monthly base rent	$ 2,550	$ 254,888
Office space in Hermosa Beach, California
Lease Liabilities (Details) [Line Items]
Term of lease	12 months